BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2024
Disclosure of basis of preparation of the financial statements [Abstract]
BASIS OF PRESENTATION [Text Block]
NOTE 2 -	BASIS OF PRESENTATION

A.	Statement of Compliance

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS Accounting Standards”), as issued by the International Accounting Standards Board (“IASB”) and interpretations of the IFRS Interpretations Committee (“IFRIC”).

These financial statements of the Company for the year ended December 31, 2024, have been prepared by management using the material accounting policies described in Note 3 below and were authorized for issuance in accordance with a resolution of the Board on March 30, 2025.

B.	Basis of Measurement

These consolidated financial statements have been prepared on a historical cost basis, except for provisions, deferred tax liabilities and financial instruments presented at fair value through profit or loss. In addition, these audited financial statements have been prepared using the accrual basis of accounting. The material accounting policies set out below have been applied consistently to the period presented in these audited financial statements.

The Group has elected to present the profit or loss items using the function of expense method.

C.	Use of Significant Accounting Estimates and Assumptions and Judgements

The preparation of financial statements in conformity with IFRS Accounting Standards requires management to make accounting estimates and assessments that involve use of judgment and that affect the amounts of assets and liabilities presented in the financial statements, the disclosure of contingent assets and liabilities at the dates of the financial statements, the amounts of revenue and expenses during the reporting period and the accounting policies adopted by the Company. Actual results could differ from those estimates.

For information regarding significant estimates and considerations which embody significant sensitivity to future events, see Note 4 below.

D.	The Functional Currency and the Presentation Currency

The Company prepares its financial statements in accordance with the currency of the country and principal economic environment in which it operates, that constitutes the functional currency from which it is primarily affected (the “Functional Currency”). Management has determined that the Functional Currency of the Group is the Canadian dollar (“CAD” or “$”).

The Group's financial statements are presented in CAD. Consequently, in accordance with IAS 21, “Accounting for Foreign Exchange Rates”, results of operations of each Group entity were translated into CAD using the actual action date currency rate and assets and liabilities were translated into CAD using currency rates at period end. Foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income (loss) within shareholders’ equity.

Upon full or partial disposal of a foreign operation resulting in loss of control in the foreign operation, the cumulative gain (loss) from the foreign operation which had been recognized in other comprehensive income (loss) is transferred to profit or loss.